Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Expenses [Abstract]
Other Payables and Accrued Expenses

(11) Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Business and other tax payables	65,228	77,502
Refundable deposits from employees and agents	21,284	19,789
Professional fees	8,998	3,586
Accrued expenses to third parties	23,719	29,861
Contributions from members of eHuzhu mutual aid program (Note 2(c))	51,144	43,140
Others	7,784	448
Total	178,157	174,326